Certain Risks and Concentration - Schedule of Customers Concentration Risks Percentage (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	45.00%	36.00%	20.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	81.00%	19.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	17.00%	25.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	14.00%	30.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	12.00%	10.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage		35.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage		12.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage		10.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage		6.00%	41.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage			16.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage			11.00%
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	26.00%	11.00%	12.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	100.00%	100.00%	100.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	28.00%	34.00%	94.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	11.00%	17.00%	6.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	61.00%	49.00%